SUPPLEMENTAL INFORMATION - Additional Information (Details) $ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2017 USD ($) vessel shares	Oct. 31, 2017 USD ($) vessel shares	Jun. 30, 2017 USD ($) shares	Mar. 31, 2017 USD ($) vessel shares	Dec. 31, 2017 vessel shares	Dec. 31, 2013 vessel
Supplemental Information Table [Line Items]
Number of vessels acquired				16		2
Consideration shares issued (in shares) | shares				17,800,000
Debt assumed | $				$ 285.2
Hemen Holdings Ltd [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired					3
Shares issued for consideration (in shares) | shares					5,300,000
Quintana Vessels [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired					14
Panamax Vessels [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired				8
Panamax Vessels [Member] | Hemen Holdings Ltd [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired				2	2
Consideration shares issued (in shares) | shares			3,300,000	3,300,000
Seller's credit loan per vessel | $			$ 22.5	$ 22.5
Number of vessels delivered					2
Capesize Vessels [Member] | Hemen Holdings Ltd [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired		2
Consideration shares issued (in shares) | shares		4,000,000
Seller's credit loan per vessel | $	$ 21.5	$ 21.5
Number of vessels delivered	1
Consideration | $		$ 86.0
Seller's credit, percentage of price		50.00%
Consideration, cash portion | $		$ 9.0
Consideration shares issued per vessel (in shares) | shares		2,000,000
Shares issued for consideration (in shares) | shares	2,000,000	2,000,000
Cash payment for vessel purchase | $	$ 4.5	$ 4.5
Quintana Shipping Ltd [Domain]
Supplemental Information Table [Line Items]
Number of vessels acquired					14
Shares issued for consideration (in shares) | shares					14,500,000
Quintana Shipping Ltd [Domain] | Quintana Vessels [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired				14
Consideration shares issued (in shares) | shares				14,500,000
Debt assumed | $				$ 262.7
Quintana Shipping Ltd [Domain] | Capesize Vessels [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired				5